Expense Example, No Redemption - Retail Class - Transamerica International Stock	A 1 year	A 3 years	A 5 years	A 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	671	928	1,204	1,989	103	328	571	1,268	98	306	531	1,178